EXPENSES ASSOCIATED WITH LONG-DURATION INSURANCE PRODUCTS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long Duration Insurance Products [Line Items]
Percent of consolidated premiums and services revenues related to long-duration insurance products	1.00%
Future policy benefits payable	$ 2,834,000,000	$ 2,151,000,000
Long-term insurance reserve strengthening expense	505,000,000
Benefit expense with future policy benefits payable	439,000,000	(80,000,000)	$ 32,000,000
Amortization of deferred acquisition costs	67,000,000	63,000,000	$ 39,000,000
Adjustment to future policy benefits assuming unrealized gains on investments realized and reinvested at current yields	77,000,000	0
Increase in future policy benefits payable	659,000,000
Increase in reinsurance recoverable	154,000,000
Deferred acquisition costs associated with our individual major medical policies	16,000,000	26,000,000
100% Coinsurance Agreements
Long Duration Insurance Products [Line Items]
Future policy benefits payable	$ 201,000,000	205,000,000
Percentage of coinsurance agreement	100.00%
Closed Block Long Term Care Policies
Long Duration Insurance Products [Line Items]
Future policy benefits payable	$ 2,200,000,000	1,500,000,000
Individual Major Medical Policies
Long Duration Insurance Products [Line Items]
Future policy benefits payable	$ 86,000,000	$ 180,000,000